DERIVATIVE ROYALTY ASSET (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Royalty Asset [Abstract]
Disclosure of detailed information about changes in derivative royalty asset [Table Text Block]
Derivative
royalty asset
As at May 31, 2020	$-
Acquisition	7,203,474
Payments received or due under derivative royalty asset	(1,040,100)
Mark-to-market gain on derivative royalty asset	269,236
As at December 31, 2020	$6,432,610
Payments received or due under derivative royalty asset	(2,163,380)
Mark-to-market loss on derivative royalty asset	(235,223)
As at December 31, 2021	$4,034,007

Current portion	$2,144,547
Long-term portion	$1,889,460